Finance income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Finance income and expense
Finance expense	$ 654	$ 671	[1]	$ 681	[1]
Net finance expense	654	671		681
Before exceptional items
Finance income and expense
Senior secured and senior notes	546	553		494
Other interest expense	24	6		7
Term loan		5		30
Interest expense	570	564		531
Foreign currency translation losses/(gains)	45	(75)		30
Net pension interest cost	21	24		28
(Gain)/loss on derivative financial instruments	(10)	28
Other finance income		(2)		(5)
Finance expense	626	539	[1]	584	[1]
Before exceptional finance income
Finance income and expense
Finance expense	654	671		769
Exceptional items
Finance income and expense
Finance expense	28	132	[1]	97	[1]
Exceptional finance income				(88)
Exceptional items - finance expense
Finance income and expense
(Gain)/loss on derivative financial instruments	6	15		11
Finance expense	$ 28	$ 132		$ 185

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements